Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in Accumulated Other Comprehensive Income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 2,730	$ 1,932	$ 2,001
Balance	3,066	2,730	1,932
OneMain Holdings, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	2,730	3	28
Other comprehensive income before reclassifications	41	(28)	(20)
Reclassification adjustments from accumulated other comprehensive loss	(14)	(8)	(5)
Balance	3,066	2,730	3
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member] | OneMain Holdings, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(14)	12	4
Other comprehensive income before reclassifications	23	(18)	13
Reclassification adjustments from accumulated other comprehensive loss	(10)	(8)	(5)
Balance	(1)	(14)	12
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member] | OneMain Holdings, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(19)	(13)	20
Other comprehensive income before reclassifications	15	(6)	(33)
Reclassification adjustments from accumulated other comprehensive loss	0	0	0
Balance	(4)	(19)	(13)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member] | OneMain Holdings, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	0	4	4
Other comprehensive income before reclassifications	3	(4)	0
Reclassification adjustments from accumulated other comprehensive loss	(4)	0	0
Balance	$ (1)	$ 0	$ 4